Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2025	Sep. 30, 2025
C000254998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FPA Short Duration Government ETF (FPAS) - NAV
Accumulated Value	$ 10,000	$ 10,542
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,550
Bloomberg 1 5 Year Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-5 Year Treasury Index
Accumulated Value	$ 10,000	$ 10,493